Financial Liabilities - Other (Details) € in Thousands, $ in Thousands	Oct. 05, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Oct. 05, 2021 USD ($)
Tiancheng (Germany) Pharmaceutical Holdings
Financial Liabilities
Consideration transferred for acquisition	€ 1,100,000
Tiancheng (Germany) Pharmaceutical Holdings | Biotest AG
Financial Liabilities
Ownership interest in ordinary shares (in percent)	89.88%
Ownership interest in preferred shares (in percent)	1.08%
Unsecured senior notes, Maturity 2025 | Euros | Grifols, S.A
Financial Liabilities
Nominal value		€ 1,000,000
Annual coupon		3.20%	3.20%
Unsecured senior notes, Maturity 2028, one
Financial Liabilities
Nominal value	€ 1,400,000
Annual coupon	3.875%			3.875%
Unsecured senior notes, Maturity 2028, one | Euros | Grifols, S.A
Financial Liabilities
Nominal value		€ 1,400,000
Annual coupon		3.875%	3.875%
Unsecured senior notes, Maturity 2028, two
Financial Liabilities
Nominal value | $				$ 705,000
Annual coupon	4.75%			4.75%
Unsecured senior notes, Maturity 2028, two | US dollar | Grifols, S.A
Financial Liabilities
Nominal value | $			$ 705,000
Annual coupon		4.75%	4.75%
Secured senior notes, maturity 2027 | Euros | Grifols, S.A
Financial Liabilities
Nominal value		€ 770,000
Annual coupon		2.25%	2.25%
Secured senior notes, maturity 2025 | Euros | Grifols, S.A
Financial Liabilities
Nominal value		€ 905,000
Annual coupon		1.625%	1.625%